UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2 Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   06/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Even Keel Explorer Managed Risk Fund
PORTFOLIO OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares				Value
EXCHANGE TRADED FUND - 92.3%
EQUITY FUND - 92.3%
41,846	Vanguard FTSE Emerging Markets ETF (Cost - $1,701,637)			$ 1,804,818

Principal Amount $		Coupon Rate (%)(a)	Maturity
SHORT-TERM INVESTMENT - 0.5%
U.S. TREASURY SECURITY - 0.5%
10,000	United States Treasury Bill (Cost - $10,000)	0.01	9/18/2014	10,000

	TOTAL INVESTMENTS - 92.8% (Cost - $1,711,637) (b)			$ 1,814,818
	OTHER ASSETS AND LIABILITIES - NET - 7.2%			141,676
	TOTAL NET ASSETS - 100.0%			$ 1,956,494

(a) Represents discount rate at time of purchase.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,711,637 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 103,181
		Unrealized depreciation:		-
		Net unrealized appreciation:		$ 103,181

Unrealized
Contracts				Appreciation
OPEN LONG FUTURES CONTRACTS
2	MSCI Emerging Markets Index Mini September 2014
	(Underlying Face Amount at Value $104,070)			$ 30
	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS			$ 30

Even Keel Managed Risk Fund
PORTFOLIO OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares				Value
EXCHANGE TRADED FUND - 93.1%
EQUITY FUND - 93.1%
17,580	Vanguard S&P 500 ETF (Cost - $3,053,846)			$ 3,154,379

Principal Amount $		Coupon Rate (%)(a)	Maturity
SHORT-TERM INVESTMENT - 0.6%
U.S. TREASURY SECURITY - 0.6%
20,000	United States Treasury Bill (Cost - $20,000)	0.01	9/18/2014	20,000

	TOTAL INVESTMENTS - 93.7% (Cost - $3,073,846) (b)			$ 3,174,379
	OTHER ASSETS AND LIABILITIES - NET - 6.3%			214,687
	TOTAL NET ASSETS - 100.0%			$ 3,389,066

(a) Represents discount rate at time of purchase.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $3,073,846 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 100,533
		Unrealized depreciation:		-
		Net unrealized appreciation:		$ 100,533

Unrealized
Contracts				Appreciation
OPEN LONG FUTURES CONTRACTS
3	S&P 500 E-Mini Future September 2014
	(Underlying Face Amount at Value $292,875)			$ 4,403
	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS			$ 4,403

Even Keel Opportunities Managed Risk Fund
PORTFOLIO OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares				Value
EXCHANGE TRADED FUNDS - 92.1%
EQUITY FUNDS -92.1%
8,238	Vanguard Mid-Cap ETF			$ 977,603
3,598	Vanguard Small-Cap ETF			421,398
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,340,196)			1,399,001

Principal Amount $		Coupon Rate (%)(a)	Maturity
SHORT-TERM INVESTMENT - 0.7%
U.S. TREASURY SECURITY - 0.7%
10,000	United States Treasury Bill (Cost - $10,000)	0.01	9/18/2014	10,000

	TOTAL INVESTMENTS - 92.8% (Cost - $1,350,196) (b)			$ 1,409,001
	OTHER ASSETS AND LIABILITIES - NET - 7.2%			109,557
	TOTAL NET ASSETS - 100.0%			$ 1,518,558

(a) Represents discount rate at time of purchase.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,350,196 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 58,805
		Unrealized depreciation:		-
		Net unrealized appreciation:		$ 58,805

Unrealized
Contracts				Appreciation
OPEN LONG FUTURES CONTRACTS
1	S&P Mid-Cap 400 E-Mini Future September 2014
	(Underlying Face Amount at Value $142,930)			$ 3,085
	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS			$ 3,085

Even Keel Traveler Managed Risk Fund
PORTFOLIO OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares				Value
EXCHANGE TRADED FUND - 92.1%
EQUITY FUND - 92.1%
41,846	Vanguard FTSE Developed Markets ETF (Cost - $1,753,824)			$ 1,782,221

Principal Amount $		Coupon Rate (%)(a)	Maturity
SHORT-TERM INVESTMENT - 0.5%
U.S. TREASURY SECURITY - 0.5%
10,000	United States Treasury Bill (Cost - $10,000)	0.01	9/18/2014	10,000

	TOTAL INVESTMENTS - 92.6% (Cost - $1,763,824) (b)			$ 1,792,221
	OTHER ASSETS AND LIABILITIES - NET - 7.4%			142,921
	TOTAL NET ASSETS - 100.0%			$ 1,935,142

(a) Represents discount rate at time of purchase.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,763,824 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 28,397
		Unrealized depreciation:		-
		Net unrealized appreciation:		$ 28,397

Unrealized
Contracts				Appreciation
OPEN LONG FUTURES CONTRACTS
1	MSCI EAFE Index Mini September 2014
	(Underlying Face Amount at Value $98,445)			$ 530
	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS			$ 530

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for each Fund’s investments measured at fair value:

Even Keel Explorer Managed Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 1,804,818	$ -	$ -	$ 1,804,818
Short-Term Investment	10,000	-	-	10,000
Open Long Futures Contracts **	30	-	-	30
Total	$ 1,814,848	$ -	$ -	$ 1,814,848

Even Keel Managed Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 3,154,379	$ -	$ -	$ 3,154,379
Short-Term Investment	20,000	-	-	20,000
Open Long Futures Contracts **	4,403	-	-	4,403
Total	$ 3,178,782	$ -	$ -	$ 3,178,782

Even Keel Opportunities Managed Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,399,001	$ -	$ -	$ 1,399,001
Short-Term Investment	10,000	-	-	10,000
Open Long Futures Contracts **	3,085	-	-	3,085
Total	$ 1,412,086	$ -	$ -	$ 1,412,086

Even Keel Traveler Managed Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 1,782,221	$ -	$ -	$ 1,782,221
Short-Term Investment	10,000	-	-	10,000
Open Long Futures Contracts **	530	-	-	530
Total	$ 1,792,751	$ -	$ -	$ 1,792,751

* Refer to the Portfolio of Investments for industry classification.

** Net appreciation / (depreciation) of future contracts.

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolios of Investments at June 30, 2014 are a reflection of the volume of derivative activity for the respective Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/22/14

By

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

08/22/14